Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER BOND FUND /DE/
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017
Supplement [Text Block]	pbf_SupplementTextBlock
PIONEER BOND FUND

SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS,
DATED APRIL 1, 2017

At a meeting held on June 13, 2017, shareholders of Pioneer Bond Fund approved a proposal to change the Fund's investment objectives.

The following replaces the Fund's investment objectives:

INVESTMENT OBJECTIVES

The fund seeks current income and total return.
Pioneer Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pbf_SupplementTextBlock
PIONEER BOND FUND

SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS,
DATED APRIL 1, 2017

At a meeting held on June 13, 2017, shareholders of Pioneer Bond Fund approved a proposal to change the Fund's investment objectives.

The following replaces the Fund's investment objectives:

INVESTMENT OBJECTIVES

The fund seeks current income and total return.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income and total return.